Borrowings - Schedule of Supplier Finance Arrangements (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Presented as part of “Trade and other payables”, including:
Trade payables for which suppliers have already received payment from the finance provider (in Dollars)	$ 335
Presented as part of “Borrowings”, including:
Borrowings for which suppliers have already received payment from the finance provider (in Dollars)	$ 13,938
Bottom of Range [Member]
For liabilities presented as part of “Trade and other payables”:
Liabilities that are part of supplier finance arrangements	45
Comparable trade payables that are not part of supplier finance arrangements	30
For liabilities presented as part of “Borrowings”:
Liabilities that are part of supplier finance arrangements	30
Comparable trade payables that are not part of supplier finance arrangements	30
Top of Range [Member]
For liabilities presented as part of “Trade and other payables”:
Liabilities that are part of supplier finance arrangements	60
Comparable trade payables that are not part of supplier finance arrangements	180
For liabilities presented as part of “Borrowings”:
Liabilities that are part of supplier finance arrangements	180
Comparable trade payables that are not part of supplier finance arrangements	180